OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	$ 5,683,213	$ 5,111,514
Net change in cash flow hedge reserve	1,175	(11,964)
Balance at the end of the year	5,980,835	5,683,213
Other Reserves.
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	85,252	(47,922)
Net change in fair value of equity securities	(37,208)	145,138
Transfer of net loss on disposal of equity securities to deficit	5,057
Transfer of loss on disposal of equity securities to deficit (Note 10)	5,057
Net change in cash flow hedge reserve	1,175	(11,964)
Balance at the end of the year	54,276	85,252
Equity securities reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	97,216	(47,922)
Net change in fair value of equity securities	(37,208)	145,138
Transfer of net loss on disposal of equity securities to deficit	5,057
Balance at the end of the year	65,065	97,216
Cash flow hedge reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	(11,964)
Net change in cash flow hedge reserve	1,175	(11,964)
Balance at the end of the year	$ (10,789)	$ (11,964)